CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 619.0	$ 338.2	$ 271.3
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	283.5	322.6	307.9
Deferred income taxes and investment tax credits, net	(50.0)	153.8	102.6
Equity in earnings of unconsolidated affiliates	(131.2)	(101.8)	(15.5)
Distributions from unconsolidated affiliates	131.2	102.3	94.1
Allowance for equity funds used during construction	(39.7)	(14.2)	(8.3)
Stock-based compensation	9.1	4.7	7.6
Regulatory assets	3.7	(21.4)	(9.1)
Regulatory liabilities	(3.7)	(11.8)	(27.5)
Other assets	(0.7)	15.4	10.4
Other liabilities	(65.5)	(18.9)	8.6
Change in certain current assets and liabilities:
Accounts receivable and accrued unbilled revenues, net	(21.8)	(6.9)	21.6
Income taxes receivable	13.6	(2.2)	(1.2)
Fuel, materials and supplies inventories	(3.6)	32.4	(56.5)
Fuel recoveries	53.0	(112.6)	129.6
Other current assets	27.2	(26.2)	(17.2)
Accounts payable	27.1	(45.1)	30.9
Other current liabilities	(66.7)	36.4	17.8
Net cash provided from operating activities	784.5	644.7	867.1
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures (less allowance for equity funds used during construction)	(824.1)	(660.1)	(547.8)
Return of capital - equity method investments	10.0	38.8	45.2
Proceeds from sale of assets	0.7	0.9	2.5
Investment in unconsolidated affiliates	(8.5)	0.0	0.0
Net cash used in investing activities	(821.9)	(620.4)	(500.1)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	592.1	0.0	0.0
Issuance (expense) of common stock	(0.1)	0.0	7.2
Dividends paid on common stock	(247.6)	(225.1)	(204.6)
Other	0.0	(0.1)	(1.7)
Payment of long-term debt	(225.1)	(110.2)	(0.2)
(Decrease) increase in short-term debt	(67.8)	236.2	(98.0)
Net cash provided from (used in) financing activities	51.5	(99.2)	(297.3)
NET CHANGE IN CASH AND CASH EQUIVALENTS	14.1	(74.9)	69.7
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0.3	75.2	5.5
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 14.4	$ 0.3	$ 75.2